Tower Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Summary of Impacts to Consolidated Balance Sheets
The following table summarizes the impacts to the Consolidated Balance Sheets:

(in millions)	December 31, 2017	December 31, 2016
Property and equipment, net	$402	$485
Long-term financial obligation	2,590	2,621